Goodwill and Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,004,339	$ 1,005,070
Accumulated amortization	(609,599)	(561,554)
Finite-lived intangible assets	394,740	443,516
Indefinite-lived intangible assets	31,876	31,876
Total intangible assets, gross	1,036,215	1,036,946
Total intangible assets, net	426,616	475,392
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	967,702	965,179
Accumulated amortization	(588,747)	(539,910)
Finite-lived intangible assets	$ 378,955	425,269
Estimated useful lives of intangible asset	10 years
2GIG 2.0 technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	17,000
Accumulated amortization	(11,877)	(10,479)
Finite-lived intangible assets	$ 5,123	6,521
Estimated useful lives of intangible asset	8 years
Other technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 2,917	7,067
Accumulated amortization	(1,042)	(4,984)
Finite-lived intangible assets	1,875	2,083
Space Monkey technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	7,100	7,100
Accumulated amortization	(3,167)	(2,268)
Finite-lived intangible assets	$ 3,933	4,832
Estimated useful lives of intangible asset	6 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 9,620	8,724
Accumulated amortization	(4,766)	(3,913)
Finite-lived intangible assets	$ 4,854	4,811
Estimated useful lives of intangible asset	5 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years
Minimum | Other technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years
Maximum | Other technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	7 years
Spectrum Licenses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 31,253	31,253
IP addresses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	564	564
Domain names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 59	$ 59